ABERDEEN FUNDS

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen Ultra Short Municipal Income Fund

(each a “Fund” and together the “Funds”)

Supplement dated April 13, 2018 to each Fund’s Prospectus dated March 7, 2018, as supplemented to date

The following replaces the Portfolio Managers table for the Aberdeen High Yield Managed Duration Municipal Fund in the section entitled “Summary — Aberdeen High Yield Managed Duration Municipal Fund— Portfolio Managers” on pages 17-18 of the Prospectus:

Name	Title	Served on the Fund Since
Jonathan Mondillo	Senior Investment Manager, Fixed Income	2013*
Mark Taylor	Senior Investment Manager, Fixed Income	2013*
Charles Tan	Head of North American Fixed Income	2018
Edward Grant	Senior Investment Manager	2018
Lesya Paisley	Senior Investment Manager	2018

*Includes service with predecessor adviser to Predecessor Fund.

The following replaces the Portfolio Managers table for the Aberdeen Ultra Short Municipal Income Fund in the section entitled  “Summary — Aberdeen Ultra Short Municipal Income Fund — Portfolio Managers” on page 41 of the Prospectus:

Name	Title	Served on the Fund Since
Jonathan Mondillo	Senior Investment Manager, Fixed Income	2015*
Mark Taylor	Senior Investment Manager, Fixed Income	2016*
Charles Tan	Head of North American Fixed Income	2018
Edward Grant	Senior Investment Manager	2018
Lesya Paisley	Senior Investment Manager	2018

*Includes service with predecessor adviser to Predecessor Fund

The following replaces the table describing the team that is jointly and primarily responsible for the day-to-day management of the Aberdeen Ultra Short Municipal Income Fund and the Aberdeen High Yield Managed Duration Municipal Fund in the section entitled, “Fund Management — Portfolio Management — High Yield Managed Duration Municipal Fund and Ultra Short Municipal Income Fund” on pages 69-70 of the Prospectus:

Portfolio Managers	Funds

Jonathan Mondillo, Senior Investment Manager, Fixed Income
Mr. Mondillo joined Aberdeen Standard Investments in 2018. From 2008 to 2018, Mr. Mondillo was employed by Alpine Woods Capital Investors, LLC as its Head of Fixed Income Trading as well as a portfolio manager. Prior to joining Alpine, Mr. Mondillo worked as an analyst within Fidelity Capital Markets’ Fixed Income Trading Group. Mr. Mondillo has a Bachelor’s degree from Bentley University.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Mark Taylor, Senior Investment Manager, Fixed Income
Mr. Taylor joined Aberdeen Standard Investments in 2018. From 2012 to 2018, Mr. Taylor was employed by Alpine Woods Capital Investors, LLC as its Head of Municipal Research as well as a portfolio manager. Prior to joining Alpine, Mr. Taylor worked at Barclays Capital as a Vice President in the Global Financial Risk Management group. Mr. Taylor has a Bachelor’s degree from Northeastern University.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Charles Tan, Head of North American Fixed Income
Mr. Tan is Head of North American Fixed Income at Aberdeen Standard Investments. In addition to overseeing all fixed income strategies managed by the team, Mr. Tan is directly responsible for managing investment grade credit and long duration strategies. Mr. Tan joined Aberdeen in 2005 from Moody’s Investor Services where he was a senior analyst covering US high yield industrial companies as well as Asian financial institutions. Charles graduated with a BA from University of International Business and Economics, Beijing and an MBA from Bucknell University, Pennsylvania.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Edward Grant, Senior Investment Manager
Mr. Grant is a Senior Investment Manager on the North American Fixed Income Team. He joined Aberdeen following the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Before joining Aberdeen, Edward worked for PNC and Deutsche Bank Capital Corp where he was a fixed income portfolio manager. Previously, he worked for Raymond James & Associates as head of corporate research. Prior to that, he worked for American Century Investments and ING Investment Management as credit analyst. Edward graduated with a BS from Lebanon Valley College, Pennsylvania, and a MBA from Widener University, Pennsylvania.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Lesya Paisley, Senior Investment Manager
Lesya Paisley is a Senior Investment Manager on the North American Fixed Income Team responsible for the management of Utilities, REITs and Tax-Exempt Municipal portfolios. Lesya has over ten years of experience in credit research covering various industrial sectors as well as Municipals and Financials. Lesya joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. She had been with DeAM from September 2003. Lesya graduated with a BS from the University of Virginia, McIntire School of Commerce.

High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen Ultra Short Municipal Income Fund

(each a “Fund” and together the “Funds”)

Supplement dated April 13, 2018 to each Fund’s Statement of Additional Information dated March 7, 2018, as supplemented to date (the “SAI”)

The following replaces the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS — US Fixed Income Team” beginning on page A-4:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2017)
US Fixed Income Team
Jonathan Mondillo** High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Mark Taylor** High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Charles Tan High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets
Edward Grant High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets
Lesya Paisley High Yield Managed Duration Municipal Fund Ultra Short Municipal Income Fund	Registered Investment Companies: 2 accounts, $398.09 total assets Other Pooled Investment Vehicles: 7 accounts, $338.19 total assets Other Accounts: 18 accounts, $2,923.93 total assets

** The information for Jonathan Mondillo and Mark Taylor is as of December 31, 2017. The figures in the chart above for the category of “registered investment companies” do not include the Funds (or such Funds’ Predecessor Funds) listed under the portfolio manager’s name in the opposite column.

The following is added to the end of the paragraph in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 83 of the SAI.

As of December 31, 2017, none of the portfolio managers owned equity securities in the Funds (or Alpine Predecessor Funds) they manage, except as follows:  Joshua Duitz owned between $100,001-$500,000 in the Alpine Global Infrastructure Fund and between $10,001-$50,000 in the Alpine Dynamic Dividend Fund.

Please retain this Supplement for future reference.